Other Income/ (Expense), Net (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2016	Jun. 30, 2016	Nov. 15, 2012
Navios Holdings
Other income/ (expense), net	$ 2,276	$ 4,552
Navios Holdings | Sale of defaulted counterparty claim
Other income/ (expense), net	$ 2,276	$ 4,552
Navios Holdings
Supplemental credit default insurance maximum cash payment			$ 20,000